MTB GROUP OF FUNDS
Retail Fluctuating Net Asset Value Funds
Supplement dated June 19, 2007 to the Combined Retail Fluctuating Fund Prospectus dated August 31, 2006


1. On pages 33-34 of the Combined Retail Fluctuating Fund Prospectus, in the Asset Class/Investment Range tables for Managed Allocation Fund - Aggressive Growth, Managed Allocation Fund - Conservative Growth, and Managed Allocation Fund - Moderate Growth, please add "Equity Index Fund" to each table's list of Equity Funds in the Asset Class column.


2. On page 34 of the Combined Retail Fluctuating Fund Prospectus, in the Asset Class/Investment Range table for Managed Allocation Fund - Moderate Growth, please change the Investment Range column for Equity Funds from "40-70%" to "40-80%."



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                                                                   June 19, 2007



Edgewood Services, Inc., Distributor

CUSIP 55376V796     CUSIP 55376T205
CUSIP 55376T254     CUSIP 55376T403
CUSIP 55376T445     CUSIP 55376T502
CUSIP 55376T437     CUSIP 55376T684
CUSIP 55376T429     CUSIP 55376T676
CUSIP 55376T411     CUSIP 55376T700
CUSIP 55376T841     CUSIP 55376T809
CUSIP 55376T247     CUSIP 55376T726
CUSIP 55376T239     CUSIP 55376T718
CUSIP 55376T213     CUSIP 55376T767
CUSIP 55376T197     CUSIP 55376T759
CUSIP 55376V507     CUSIP 55376T395
CUSIP 55376V606     CUSIP 55376T387
CUSIP 55376T361     CUSIP 55376T494
CUSIP 55376T353     CUSIP 55376T486
CUSIP 55376T312     CUSIP 55376T536
CUSIP 55376T296     CUSIP 55376T528
CUSIP 55376T569     CUSIP 55376T130
CUSIP 55376T551     CUSIP 55376T122
CUSIP 55376T833     CUSIP 55376T171
CUSIP 55376T825     CUSIP 55376T163
CUSIP 55376T874     CUSIP 55376T155
CUSIP 55376T866     CUSIP 55376T791
CUSIP 55376T627     CUSIP 55376T783
CUSIP 55376T619     CUSIP 55376V853
CUSIP 55376T593     CUSIP 55376V846
CUSIP 55376T585     CUSIP 55376V838
CUSIP 55376T643     CUSIP 55376V887
CUSIP 55376T635     CUSIP 55376V879
CUSIP 55376T106     CUSIP 55376T262
CUSIP 55376V309     CUSIP 55376T320
CUSIP 55376V408

36842 (6/07)